ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                               ORGANIZATION AND PRINCIPAL ACTIVITIES

Mecox Lane Limited (“the “Company”) was incorporated in the Cayman Islands on May 28, 1996. The Company, its subsidiaries and variable interest entities (“VIEs”) (collectively the “Group”) is engaged in the design and sale of apparel, accessories, home and healthcare products through its online platform and stores.

As of December 31, 2012, the Company’s significant consolidated subsidiaries and VIEs consist of the following:

		Place of	Percentage of
Name	Date of incorporation	incorporation	shareholdings	Principal activities
Mecox Lane (Hong Kong) Limited	March 17, 2010	Hong Kong	100%	Investment holding
Shanghai Mecox Lane International Mailorder Co., Ltd. (“Mecox Lane Mailorder”)	January 8, 1996	China	100%	Telephonic sales of garments, accessories and other products
Clarence Consultants Limited (“Clarence”)	March 30, 1998	Cayman Islands	100%	Investment holding
eMecoxLane Co., Ltd (“eMecoxLane”)	December 13, 2000	Cayman Islands	100%	Investment holding
eMecoxLane (Hong Kong) Co., Ltd.	March 16, 2010	Hong Kong	100%	Investment holding
Mecox Lane Technology (China) Limited	July 9, 2010	China	100%	Sale of garments and accessories
Mai Wang Information Technology (Shanghai) Co., Ltd.	September 8, 2008	China	100%	Software development and information
Mai Wang Trading (Shanghai) Co. Ltd. (“Mai Wang Trading”)	April 5, 2000	China	100%	Wholesale of garments
Shanghai Xian Ni Garment Co., Ltd. (“Xian Ni”)	December 27, 1993	China	96.70%	Investment holding
Mexi-Care Limited (“Mexi-Care”)	April 24,2012	Cayman Islands	100%	Investment holding
Mexi-Care Holdings (Hong Kong) Limited (“Mexi-Care HK”)	May 25,2012	Hong Kong	100%	Investment holding
Rampage China Limited (“Rampage Cayman”)	February 18, 2009	Cayman Islands	80%	Investment holding
Rampage China (Hong Kong) Limited	March 30, 2009	Hong Kong	80%	Investment holding
Rampage Trading (Shanghai) Co., Ltd.	May 14, 2010	China	80%	Wholesale of garments
Mecox Lane E-commerce*: (Shanghai) Co., Ltd. (“MecoxLane E-commerce”, previously known as Shanghai Mecox Lane Information Technology Co., Ltd.)	August 6, 2002	China	100%	Online sales and maintenance of Company website
Shanghai Mecox Lane Shopping Co., Ltd (“Mecox Lane Shopping”)	July 19, 2005	China	VIE	Sale of garments and office accessories
Shanghai Shang Xun Information Technology Co., Ltd. (“Shang Xun”, previously known as Shanghai Wangji Marketing Services Co., Ltd.)	September 14, 2006	China	VIE	Software development and information technology support
Shanghai Rampage Shopping Co., Ltd. (“Rampage Shopping”)	November 24, 2008	China	VIE	Retail of apparels and accessories

* In February 2012, MecoxLane Information changed its name to Mecox Lane E-Commerce Co., Limited, or Mecox Lane E-Commerce, as a result, the equity interests in Mecox Lane E-Commerce were transferred from its original shareholders to MecoxLane Hong Kong. The contractual arrangements among Mai Wang Trading, Mecox Lane E-Commerce and its shareholders have been terminated and Mecox Lane E-Commerce became a wholly-owned subsidiary of our company.